Derivative Instruments and Hedging Activities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) MMBTU bbl	Feb. 27, 2015 USD ($)
Derivative Line [Items]
Fair value of derivative assets | $		$ 102.1
Targa Resources Partners LP [Member] | Atlas Pipeline Partners [Member]
Derivative Line [Items]
Fair value of derivative assets | $		$ 102.1
Fair value of derivative contracts received as component of derivative contract settlement | $	$ 67.9
Ineffectiveness gains | $	$ 0.9
Targa Resources Partners LP [Member] | Swaps [Member] | Natural Gas [Member] | Year 2016 [Member]
Derivative Line [Items]
Notional volumes of commodity hedges (in MMBtu per day) | MMBTU	83,264
Targa Resources Partners LP [Member] | Swaps [Member] | Natural Gas [Member] | Year 2017 [Member]
Derivative Line [Items]
Notional volumes of commodity hedges (in MMBtu per day) | MMBTU	23,082
Targa Resources Partners LP [Member] | Swaps [Member] | Natural Gas [Member] | Year 2018 [Member]
Derivative Line [Items]
Notional volumes of commodity hedges (in MMBtu per day) | MMBTU	0
Targa Resources Partners LP [Member] | Swaps [Member] | NGL [Member] | Year 2016 [Member]
Derivative Line [Items]
Notional volumes of commodity hedges (in Bbl per day)	4,473
Targa Resources Partners LP [Member] | Swaps [Member] | NGL [Member] | Year 2017 [Member]
Derivative Line [Items]
Notional volumes of commodity hedges (in Bbl per day)	1,078
Targa Resources Partners LP [Member] | Swaps [Member] | NGL [Member] | Year 2018 [Member]
Derivative Line [Items]
Notional volumes of commodity hedges (in Bbl per day)	208
Targa Resources Partners LP [Member] | Swaps [Member] | Condensate [Member] | Year 2016 [Member]
Derivative Line [Items]
Notional volumes of commodity hedges (in Bbl per day)	1,502
Targa Resources Partners LP [Member] | Swaps [Member] | Condensate [Member] | Year 2017 [Member]
Derivative Line [Items]
Notional volumes of commodity hedges (in Bbl per day)	500
Targa Resources Partners LP [Member] | Swaps [Member] | Condensate [Member] | Year 2018 [Member]
Derivative Line [Items]
Notional volumes of commodity hedges (in Bbl per day)	0
Targa Resources Partners LP [Member] | Basis Swaps [Member] | Natural Gas [Member] | Year 2016 [Member]
Derivative Line [Items]
Notional volumes of commodity hedges (in MMBtu per day) | MMBTU	48,962
Targa Resources Partners LP [Member] | Basis Swaps [Member] | Natural Gas [Member] | Year 2017 [Member]
Derivative Line [Items]
Notional volumes of commodity hedges (in MMBtu per day) | MMBTU	18,082
Targa Resources Partners LP [Member] | Basis Swaps [Member] | Natural Gas [Member] | Year 2018 [Member]
Derivative Line [Items]
Notional volumes of commodity hedges (in MMBtu per day) | MMBTU	0
Targa Resources Partners LP [Member] | Collars [Member] | Natural Gas [Member] | Year 2016 [Member]
Derivative Line [Items]
Notional volumes of commodity hedges (in MMBtu per day) | MMBTU	22,900
Targa Resources Partners LP [Member] | Collars [Member] | Natural Gas [Member] | Year 2017 [Member]
Derivative Line [Items]
Notional volumes of commodity hedges (in MMBtu per day) | MMBTU	22,900
Targa Resources Partners LP [Member] | Collars [Member] | Natural Gas [Member] | Year 2018 [Member]
Derivative Line [Items]
Notional volumes of commodity hedges (in MMBtu per day) | MMBTU	9,486
Targa Resources Partners LP [Member] | Future [Member] | NGL [Member] | Year 2016 [Member]
Derivative Line [Items]
Notional volumes of commodity hedges (in Bbl per day)	1,956
Targa Resources Partners LP [Member] | Future [Member] | NGL [Member] | Year 2017 [Member]
Derivative Line [Items]
Notional volumes of commodity hedges (in Bbl per day)	0
Targa Resources Partners LP [Member] | Future [Member] | NGL [Member] | Year 2018 [Member]
Derivative Line [Items]
Notional volumes of commodity hedges (in Bbl per day)	0
Targa Resources Partners LP [Member] | Option/Collars [Member] | NGL [Member] | Year 2016 [Member]
Derivative Line [Items]
Notional volumes of commodity hedges (in Bbl per day)	920
Targa Resources Partners LP [Member] | Option/Collars [Member] | NGL [Member] | Year 2017 [Member]
Derivative Line [Items]
Notional volumes of commodity hedges (in Bbl per day)	920
Targa Resources Partners LP [Member] | Option/Collars [Member] | NGL [Member] | Year 2018 [Member]
Derivative Line [Items]
Notional volumes of commodity hedges (in Bbl per day)	32
Targa Resources Partners LP [Member] | Option/Collars [Member] | Condensate [Member] | Year 2016 [Member]
Derivative Line [Items]
Notional volumes of commodity hedges (in Bbl per day)	790
Targa Resources Partners LP [Member] | Option/Collars [Member] | Condensate [Member] | Year 2017 [Member]
Derivative Line [Items]
Notional volumes of commodity hedges (in Bbl per day)	790
Targa Resources Partners LP [Member] | Option/Collars [Member] | Condensate [Member] | Year 2018 [Member]
Derivative Line [Items]
Notional volumes of commodity hedges (in Bbl per day)	101
Targa Resources Partners LP [Member] | Options [Member] | Crude Oil [Member] | Atlas Pipeline Partners [Member]
Derivative Line [Items]
Fair value of derivative assets | $	$ 7.7
Gain on cash settlement | $	$ 2.2